SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 29, 2022 USD ($)	Feb. 17, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($)	Apr. 29, 2022 ₪ / shares shares
Inventory write-offs included in cost of revenues				$ 1,506	$ 397	$ 2,028
Provision for estimated sales returns, credits, stock rotations and other customer rights				3,345	1,034
Governmental grants received				$ 430	1,354	1,295
Accounts receivable, net of allowance for credit losses					174			$ 174
Percentage of defined contribution plan				33.00%
Defined contribution plan administrative expense				$ 285	322	316
Percentage of employees' gross pay for employer contributes				6.00%
Annual grants of restricted stock				$ 5,000	7,725
Bank deposits, weighted-average duration of deposits				1 year 1 month 9 days
Bank deposits, weighted-average time to maturity				4 months 9 days
Bad debt expenses				$ 0	0	0
Outstanding currency forwards contracts								50,040
Derivative Expense Related To Cost Of Revenue				584	318	0
Derivative Expense Related To Operating Expenses				4,215	2,477	0
Severance expenses				$ 5,108	$ 5,067	$ 4,837
Anti-dilutive shares excluded from computation of earnings per share amount | shares				2,003,939	4,341,401	35,208
Share-based compensation expenses				$ 34,022	$ 27,353	$ 17,574
Amortization of deferred contract costs					13,075			13,729
Deferred commission costs capitalized				23,008	25,517
Deferred revenues recognized				$ 127,917	$ 133,708
Percentage of outstanding deferred revenue recognized during the period				59.00%	64.00%
Period of remaining service of deferred revenue				5 years
Remaining performance obligations								309,629
Percentage of remaining performance obligation that will be recognized as revenue over the next twelve months to total remaining performance obligation as of balance sheet date				52.00%
Expected period of benefit				3 years 4 months 6 days
Other receivables and prepaid expenses								1,213
Other payables and accrued expenses								294
Other long-term liabilities								1,255
Other payables and accrued expenses								$ 632
Subsequent Event [Member]
Annual grants of restricted stock			$ 5,000
SecurityDam Ltd [Member]
Cash consideration		$ 30,000
Skyawk [Member]
Cash consideration				$ 35,000
Share-based compensation expenses				$ 4,183
Series A Preferred Stock [Member] | Skyawk [Member]
Preferred shares issued | shares									31,210,708
Preferred shares par value | ₪ / shares							₪ 0.001		₪ 0.001
Cash consideration	$ 35,000
Price per share | ₪ / shares									₪ 1.12
S and P rating, A- or higher [Member]
Marketable securities, rating of investment portfolio percentage								92.00%
S and P rating, BBB or BBB+ [Member]
Marketable securities, rating of investment portfolio percentage								8.00%
Israel [Member] | S and P, A Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks				46.00%
Israel [Member] | S and P, AAA Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks				28.00%
Israel [Member] | S and P, BBB+ Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks				26.00%
The United States [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution								76.00%
Europe [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution								6.00%
Other [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution								18.00%
Minimum [Member]
Finite-lived intangible assets, estimated useful lives								6 years
Customer support contracts, support period				1 year
Maximum [Member]
Finite-lived intangible assets, estimated useful lives								9 years
Customer support contracts, support period				3 years
Bank deposits, maximum contractual term				2 years